Mining royalties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Mining Royalties [Line Items]
Royalty Expense	$ 12,974	$ 11,749	$ 12,832
Sindicato Minero de Orcopampa S.A., note 29(b) [Member]
Disclosure Of Mining Royalties [Line Items]
Royalty Expense	6,970	6,180	4,741
Royalties paid to the Peruvian State [Member]
Disclosure Of Mining Royalties [Line Items]
Royalty Expense	$ 6,004	$ 5,569	$ 8,091